Summary of Significant Accounting Policies - Narrative (Details)		3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 USD ($) segment	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2024 USD ($)	Mar. 30, 2023 USD ($)	Oct. 31, 2021 $ / shares	Oct. 29, 2021 $ / shares	Jun. 14, 2021	Aug. 31, 2020 USD ($)	Aug. 04, 2020 USD ($)
Debt Instrument [Line Items]
Common stock exchange ratio				0.8925							0.8925
Redemption price (in usd per share) | $ / shares				$ 0.10					$ 0.10	$ 0.10
Accumulated deficit	$ (1,340,152,000)	$ (1,340,152,000)		$ (1,096,175,000)	$ (858,225,000)
Cash and cash equivalents and short-term investments	296,200,000	296,200,000		298,100,000
Total debt	177,735,000	177,735,000		122,692,000	110,999,000
Letters of credit outstanding, amount				17,800,000
Loss on debt extinguishment		177,939,000	$ 0	(10,201,000)	0	$ 0
Foreign currency gain (loss)				0	0	(1,100,000)
Short-term investments	128,341,000	128,341,000		224,359,000	490,967,000
Total restricted cash				12,565,000	12,565,000
Impairment charge		$ 0	$ 0
Asset impairment charge				0	0	121,000
Advertising expenses				$ 1,200,000	1,100,000	$ 600,000
Number of reportable segments | segment		1
Minimum
Debt Instrument [Line Items]
Product warranty term				1 year
Maximum
Debt Instrument [Line Items]
Product warranty term				12 years
Credit facility
Debt Instrument [Line Items]
Letters of credit outstanding, amount				$ 17,600,000
Credit facility | Senior Credit Facility
Debt Instrument [Line Items]
Total debt	0	$ 0		0
Total debt				0	0
Letters of credit outstanding, amount	20,100,000	20,100,000
Convertible notes
Debt Instrument [Line Items]
Total debt	177,735,000	177,735,000		122,692,000	100,999,000
Total debt				153,500,000	153,500,000
Total principal	172,871,000	172,871,000		170,801,000	163,326,000
PIK interest				17,301,000	$ 9,826,000
Covenant, required minimum liquidity												$ 75,000,000	$ 75,000,000
Covenant, required minimum liquidity, multiple factor of cash burn												4	4
Convertible notes | Convertible Notes Facility
Debt Instrument [Line Items]
Total debt	177,735,000	177,735,000		122,692,000
Total debt	153,500,000	153,500,000
Total principal	172,900,000	172,900,000
PIK interest	19,371,000	19,371,000
Covenant, required minimum liquidity	125,000,000	125,000,000
Fair value of embedded derivative liability	135,700,000	135,700,000
Convertible notes | Convertible Notes Facility | Forecast
Debt Instrument [Line Items]
Covenant, required minimum liquidity							$ 75,000,000
Covenant, required minimum liquidity, multiple factor of cash burn							4
Convertible notes | Original Convertible Notes
Debt Instrument [Line Items]
Total debt				122,692,000				$ 128,421,000
Total debt				153,500,000				153,500,000
Total principal				170,801,000				172,696,000
PIK interest				17,301,000				$ 19,196,000
Covenant, required minimum liquidity												$ 75,000,000
Covenant, required minimum liquidity, multiple factor of cash burn												4
Loss on debt extinguishment	177,900,000
Credit facility | Senior Credit Facility
Debt Instrument [Line Items]
Total debt	0	0		$ 0
Letters of credit outstanding, amount	$ 20,200,000	$ 20,200,000